Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets [Abstract]
Securities, available for sale	$ 518,614	$ 484,211	$ 600,300
Securities, held to maturity	139,460	141,642	58,939
Accrued interest receivable	6,752	6,258	6,711
Carrying Value [Member]
Assets [Abstract]
Cash and cash equivalents	27,547	61,484	86,233
Securities, available for sale	518,614	484,211	600,300
Securities, held to maturity	143,353	150,293	58,943
Federal Home Loan Bank stock	1,928	1,835	1,275
Loans, net	743,061	703,166	629,500
Accrued interest receivable	6,752	6,258	6,711
Liabilities [Abstract]
Deposits	1,320,393	1,303,099	1,252,612
Borrowings	13,905	6,288	15,846
Accrued interest payable	2,144	2,364	2,840
Estimated Fair Value [Member]
Assets [Abstract]
Cash and cash equivalents	27,547	61,484	86,233
Securities, available for sale	518,614	484,211	600,300
Securities, held to maturity	139,460	141,642	58,939
Federal Home Loan Bank stock	1,928	1,835	1,275
Loans, net	744,409	703,025	634,042
Accrued interest receivable	6,752	6,258	6,711
Liabilities [Abstract]
Deposits	1,287,131	1,265,898	1,235,526
Borrowings	13,905	6,288	15,846
Accrued interest payable	$ 2,144	$ 2,364	$ 2,840